CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2024
Corporate Information [Abstract]
CORPORATE INFORMATION [Text Block]

1. Corporate Information

Loncor Gold Inc. (the "Company" or "Loncor") is a corporation governed by the Ontario Business Corporations Act. In June 2021, the Company changed its name from Loncor Resources Inc. to Loncor Gold Inc. The principal business of the Company is the acquisition and exploration of mineral properties.

These consolidated financial statements as at December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022 include the accounts of the Company and of its 90% owned subsidiary in the Democratic Republic of the Congo (the "Congo"), Loncor Resources Congo SARL. Loncor Resources Congo SARL owns 100% of the common shares of Devon Resources SARL and 100% of Navarro Resources SARL.

In November 2023 Loncor Gold Inc. amalgamated with its wholly-owned Ontario subsidiary Loncor Kilo Inc. Loncor Gold Inc. now owns directly 84.68% of the outstanding shares of Adumbi Mining S.A. ("Adumbi"), a company registered in the Congo (Adumbi Mining S.A. changed its name from KGL-Somituri SARL in January 2020), and 100% of the shares of Kilo Isiro Atlantic Ltd (a British Virgin Islands company). Kilo Isiro Atlantic Ltd owns 100% of the shares of Isiro (Jersey) Limited which in turn owns 100% of the shares of KGL Isiro SARL in the Congo.

The Company is a publicly traded company whose outstanding common shares trade on the Toronto Stock Exchange, the OTCQX market in the United States and the Frankfurt Stock Exchange. The head office of the Company is located at 4120 Yonge Street, Suite 304 Toronto, Ontario, M2P 2B8, Canada.